FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2012

Check here if Amendment  [ ] ;  Amendment Number:

 This Amendment (Check one only):                [ ]  is a restatement
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Water Island Capital, LLC
Address:               41 Madison Avenue
                       New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jennifer Avicolli
Title:         Chief Compliance Officer
Phone:         (646) 727-4463

Signature, Place, and Date of Signing:

/s/ Jennifer Avicolli               New York, New York             11/9/12
      [Signature]                     [City, State]                [Date]

Report Type:         (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                          0

Form 13F Information Table Entry Total:                                    55

Form 13F Information Table Value Total:                           $ 2,926,421
                                                                  (thousands)


List of Other Included Managers:
                                             NONE

NAME OF                        TITLE OF                   VALUE                 SHRS/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                         CLASS           CUSIP     (x $1000)   SH/PRN     PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES          COM          02076X102       102     15,458     SH          Sole                  15,458
AMERIGROUP CORP                  COM          03073T102   192,621  2,106,758     SH          Sole               2,106,758
American Realty Capital Trust    COM          02917L101    39,395  3,355,644     SH          Sole               3,355,644
Ariba Inc                        COM          04033V203   274,603  6,129,538     SH          Sole               6,129,538
AuthenTec Inc                    COM          052660107     4,813    600,536     SH          Sole                 600,536
Avon Products Inc                COM          054303102        96      6,000     SH          Sole                   6,000
Bank of America Corp             COM          060505104       201     22,754     SH          Sole                  22,754
Beacon Federal Bancorp Inc       COM          073582108       790     38,440     SH          Sole                  38,440
Brightpoint Inc                  COM NEW      109473405    43,850  4,888,496     SH          Sole               4,888,496
CH Energy Group Inc              COM          12541M102    20,269    310,822     SH          Sole                 310,822
COLLECTIVE BRANDS INC            COM          19421W100   223,122 10,277,366     SH          Sole              10,277,366
COMERICA INC                     COM          200340107       273      8,800     SH          Sole                   8,800
COMVERSE TECHNOLOGY INC          COM
                                 PAR $0.10    205862402     1,086    176,630     SH          Sole                 176,630
CONSOL ENERGY INC                COM          20854P109       180      6,000     SH          Sole                   6,000
CREDO Petroleum Corp             COM
                                 PAR $0.10    225439207     8,242    568,800     SH          Sole                 568,800
Chicago Bridge & Iron Co NV      N Y
                                 REGISTRY
                                 SH           167250109     7,317    192,090     SH          Sole                 192,090
China Kanghui Holdings Inc       SPONSORED
                                 ADR          16890V100    26,042    858,068     SH          Sole                 858,068
Coventry Health Care Inc         COM          222862104   183,670  4,405,620     SH          Sole               4,405,620
Deltek Inc                       COM          24784L105    13,506  1,037,364     SH          Sole               1,037,364
Denison Mines Corp               COM          248356107       152    102,672     SH          Sole                 102,672
Dollar Thrifty Automotive Grou   COM          256743105   283,308  3,259,034     SH          Sole               3,259,034
FSI International Inc            COM          302633102    27,936  4,516,724     SH          Sole               4,516,724
Flagstone Reinsurance Holdings   COM          L3466T104     8,079    940,502     SH          Sole                 940,502
GenOn Energy Inc                 COM          37244E107   160,497 63,437,516     SH          Sole              63,437,516
Genworth Financial Inc           COM
                                 CL A         37247D106       384     73,432     SH          Sole                  73,432
Hudson City Bancorp Inc          COM          443683107   120,450 15,160,434     SH          Sole              15,160,434
INTERMUNE INC                    COM          45884X103       365     40,778     SH          Sole                  40,778
JP MORGAN CHASE & CO             COM          46625H100       302      7,450     SH          Sole                   7,450
Kenexa Corp                      COM          488879107   176,732  3,856,252     SH          Sole               3,856,252
LML Payment Systems Inc          COM          50208P109       536    157,600     SH          Sole                 157,600
MANITOWOC COMPANY INC            COM          563571108       294     22,048     SH          Sole                  22,048
MEDICIS PHARMACEUTICAL           NOTE
                                 1.375% 6/0   584690AC5       505    468,000     PR          Sole                 468,000
                                 CL A NEW     584690309   219,191  5,065,664     SH          Sole               5,065,664
                                 EQUITY
                                 OPTION       584690909         0         20     PR    CALL  Sole                      20
Mediware Information Systems     COM          584946107     7,369    336,308     SH          Sole                 336,308
Nexen Inc                        COM          65334H102   249,121  9,831,152     SH          Sole               9,831,152
PEP BOYSMANNY MOE & JACK         COM          713278109    35,565  3,493,594     SH          Sole               3,493,594
Pacific Capital Bancorp          COM NEW      69404P200       442      9,632     SH          Sole                   9,632
Peet's Coffee & Tea Inc          COM          705560100    57,791    787,988     SH          Sole                 787,988
Pervasive Software Inc           COM          715710109       339     39,398     SH          Sole                  39,398
Physicians Formula Holdings In   COM          719427106     2,821    579,322     SH          Sole                 579,322
RAILAMERICA INC                  COM          750753402   105,736  3,849,160     SH          Sole               3,849,160
Research In Motion Ltd           COM          760975102        77     10,330     SH          Sole                  10,330
                                 EQUITY
                                 OPTION       760975102         3        104     PR    CALL  Sole                     104
SEALY CORPORATION                SR SECD
                                 3RD 8%       812139400       251      3,392     SH          Sole                   3,392
SUNOCO INC                       COM          86764P109   111,298  2,376,638     SH          Sole               2,376,638
SUNRISE SENIOR LIVING            COM          86768K106    63,667  4,461,632     SH          Sole               4,461,632
Savannah Bancorp Inc/The         COM          804748101       464     46,424     SH          Sole                  46,424
SeaBright Holdings Inc           COM          811656107    33,507  3,046,084     SH          Sole               3,046,084
Superior Energy Services Inc     COM          868157108       402     19,602     SH          Sole                  19,602
Union Drilling Inc               COM          90653P105     5,867    903,960     SH          Sole                 903,960
VENOCO INC                       COM          92275P307       211     17,754     SH          Sole                  17,754
Vulcan Materials Co              EQUITY
                                 OPTION       929160109        58        172     PR          Sole                     172
WALTER ENERGY INC                COM          93317Q105       320      9,864     SH          Sole                   9,864
West Coast Bancorp/OR            COM NEW      952145209    14,549    646,070     SH          Sole                 646,070
